Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Deferred income tax assets (liabilities)
Depreciation	$ 11,839.2	$ 8,401.3
Refund liability	2,594.0
Net defined benefit liability	1,084.9	975.3
Unrealized loss on inventories	751.0	629.5
Deferred compensation cost	271.7	266.5
Provision for sales returns and allowance		1,637.7
Investments in equity instruments at FVTOCI	56.2
Others	209.4	195.2
Deferred income tax assets	16,806.4	12,105.5		$ 549.1
Unrealized exchange gains	(61.7)	(169.5)
Available-for-sale financial assets		(95.4)
Others	(171.6)	(37.3)
Deferred income tax liabilities	(233.3)	(302.2)		$ (7.6)
Deferred tax assets depreciation [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	8,401.3	4,244.2	$ 2,853.0
Recognized in Profit or loss	3,430.4	4,207.2	1,437.6
Effect of Exchange Rate Changes	7.5	(50.1)	(46.4)
Balance, End of Year	11,839.2	8,401.3	4,244.2
Deferred tax assets provision for sales returns and allowance [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,637.7	1,512.1	1,141.5
Recognized in Profit or loss		130.0	371.5
Effect of Exchange Rate Changes		(4.4)	(0.9)
Balance, End of Year		1,637.7	1,512.1
Deferred tax assets net defined benefit liability [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	975.3	939.5	895.5
Recognized in Profit or loss	6.3	5.2	(82.9)
Recognized in Other Comprehensive Income	103.3	30.6	126.9
Balance, End of Year	1,084.9	975.3	939.5
Deferred tax assets unrealized loss on inventories [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	629.5	737.3	622.8
Recognized in Profit or loss	120.5	(105.1)	115.5
Effect of Exchange Rate Changes	1.0	(2.7)	(1.0)
Balance, End of Year	751.0	629.5	737.3
Deferred tax assets deferred compensation cost [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	266.5	378.7	316.3
Recognized in Profit or loss	(4.7)	(83.1)	69.3
Effect of Exchange Rate Changes	9.9	(29.1)	(6.9)
Balance, End of Year	271.7	266.5	378.7
Deferred tax assets goodwill from business combination [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		0.0	10.0
Recognized in Profit or loss			(9.8)
Effect of Exchange Rate Changes			(0.2)
Balance, End of Year			0.0
Deferred tax assets other [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	195.2	445.1	531.4
Recognized in Profit or loss	7.1	(222.4)	(77.5)
Effect of Exchange Rate Changes	7.1	(27.5)	(8.8)
Balance, End of Year	209.4	195.2	445.1
Deferred tax assets operating loss carryforward [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		14.5	14.5
Effect of Disposal of Subsidiary		(14.5)
Balance, End of Year			14.5
Deferred tax assets [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	12,105.5	8,271.4	6,385.0
Recognized in Profit or loss	4,514.6	3,931.8	1,823.7
Recognized in Other Comprehensive Income	159.5	30.6	126.9
Effect of Disposal of Subsidiary		(14.5)
Effect of Exchange Rate Changes	26.8	(113.8)	(64.2)
Balance, End of Year	16,806.4	12,105.5	8,271.4
Deferred tax liabilities available for sale financial assets [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(95.4)	(92.5)	(31.3)
Recognized in Other Comprehensive Income		(2.9)	(61.2)
Balance, End of Year		(95.4)	(92.5)
Unrealised foreign exchange gains (losses) [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(169.5)	(48.7)
Recognized in Profit or loss	107.8	(120.8)	(48.7)
Balance, End of Year	(61.7)	(169.5)	(48.7)
Deferred tax liabilities others [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(37.3)
Recognized in Profit or loss	(75.1)	(36.7)
Recognized in Other Comprehensive Income	(59.2)	(0.6)
Balance, End of Year	(171.6)	(37.3)
Deferred tax liabilities [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(302.2)	(141.2)	(31.3)
Recognized in Profit or loss	32.7	(157.5)	(48.7)
Recognized in Other Comprehensive Income	36.2	(3.5)	(61.2)
Balance, End of Year	(233.3)	(302.2)	$ (141.2)
Deferred tax assets refund liability for sales returns allowance [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,637.7
Recognized in Profit or loss	955.0
Effect of Exchange Rate Changes	1.3
Balance, End of Year	2,594.0	1,637.7
Deferred tax assets investments in equity instruments at fair value through other comprehensive income [member]
Deferred income tax assets (liabilities)
Recognized in Other Comprehensive Income	56.2
Balance, End of Year	56.2
Deferred tax liabilities investments in equity instruments at fair value through other comprehensive income [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(95.4)
Recognized in Other Comprehensive Income	$ 95.4
Balance, End of Year		$ (95.4)